Provisions - Plan Asset Allocation (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
PROVISIONS
Total	€ 1,223	€ 1,181
Level 1
PROVISIONS
Equity investments	105	118
Real estate	54	49
Insurance policies	5	0
Cash and cash equivalents	9	11
Others	45	44
Total	350	317
Not Quoted in an Active Market
PROVISIONS
Equity investments	0	0
Real estate	0	0
Insurance policies	873	864
Cash and cash equivalents	0	0
Others	0	0
Total	873	864
Corporate bonds | Level 1
PROVISIONS
Bonds	122	90
Corporate bonds | Not Quoted in an Active Market
PROVISIONS
Bonds	0	0
Government bonds | Level 1
PROVISIONS
Bonds	10	5
Government bonds | Not Quoted in an Active Market
PROVISIONS
Bonds	€ 0	€ 0